CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Current assets [abstract]
Cash and cash equivalents	$ 823,223	$ 1,963,087
Inventory	566,226	111,734
Trade and other receivables	1,261,700	195,188
Total current assets	2,651,149	2,270,009
Non-current assets [abstract]
Property, plant and equipment	590,795	480,657
Right-of-use assets	359,057	323,224
Intangible assets	1,042,880	1,018,878
Loans receivable - non-current		21,407
Derivative assets - non-current	2,660,568
Other non-current assets	37,374	111,233
Total non-current assets	4,690,674	1,955,399
Total assets	7,341,823	4,225,408
Current liabilities
Trade and other payables	19,884,517	905,132
Loans and borrowings - current	3,713,717	12,490
Lease liabilities - current	99,961	61,743
Derivative liabilities - current		323,864
Total current liabilities	23,698,195	1,303,229
Non-current liabilities
Loans and borrowings - non-current	1,022,866	34,871
Lease liabilities - non-current	296,773	271,073
Derivative liabilities - non-current	603,028
Other non-current liabilities	158,578	103,795
Total non-current liabilities	2,081,245	409,739
Total liabilities	25,779,440	1,712,968
Equity
Share capital	5,790	940
Share premium	120,966,057	8,994,292
Merger reserve	12,838,970
Share option reserve	77,315,847	1,300,373
Foreign currency translation reserve	(263,227)	(238,825)
Equity accounted warrants	345,218
Accumulated deficit	(229,646,272)	(7,544,340)
Total equity	(18,437,617)	2,512,440
Total equity and liabilities	$ 7,341,823	$ 4,225,408